UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  153 E. 53rd Street, 51st Floor
          New York, NY 10022


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (212) 521-1306


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             New York, New York             5/15/03
------------------------         ----------------------         -----------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $70,598
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     NONE

                                                    FORM 13F INFORMATION TABLE
                                                     JLF ASSET MANAGEMENT LLC
                                                             FORM 13F
                                                          March 31, 2003


         COLUMN 1                 COLUMN  2  COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6    COLUMN 7     COLUMN 8

                                                                SHRS_PRN                   INV_
      NAME OF ISSUER                CLASS     CUSIP    VALUE    _AMT      SH_PRN  PUT_CALL DISCRETION  MANAGERS SOLE   SHARED  NONE
A.C. Moore Arts and Crafts Inc      COMMON  00086T103    138     10000    SH               SOLE                  10000   0      0
AT&T Wireless Group                 COMMON  00209A106    660    100000    SH               SOLE                 100000   0      0
Aeropostale Inc.                    COMMON  7865108     5165    389800    SH               SOLE                 389800   0      0
Aflac Inc.                          COMMON  1055102      801     25000    SH               SOLE                  25000   0      0
American Tower Corp                 COMMON  29912201     804    145600    SH               SOLE                 145600   0      0
Ann Taylor Stores Corp.             COMMON  36115103     864     42100    SH               SOLE                  42100   0      0
Applebees International Inc.        COMMON  37899101    2641     94200    SH               SOLE                  94200   0      0
Bed Bath & Beyond Inc.              COMMON  75896100      83      2400    SH               SOLE                   2400   0      0
Bombay Co. Inc.                     COMMON  97924104    1581    290000    SH               SOLE                 290000   0      0
Coldwater Creek Inc                 COMMON  193068103   1965    207499    SH               SOLE                 207499   0      0
Costco Companies Inc                COMMON  22160K105    901     30000    SH               SOLE                  30000   0      0
Dick's Sporting Goods Inc           COMMON  253393102    804     35100    SH               SOLE                  35100   0      0
Digital River Inc                   COMMON  25388B104   2040    149000    SH               SOLE                 149000   0      0
Dollar General Corp.                COMMON  256669102    672     55000    SH               SOLE                  55000   0      0
Everest Reinsurance Holdings        COMMON  2556868     1407     24600    SH               SOLE                  24600   0      0
Harrahs Entertainment Inc.          COMMON  413619107   1285     36000    SH               SOLE                  36000   0      0
Infospace.com                       COMMON  45678T01    5338    492900    SH               SOLE                 492900   0      0
Jarden Corp                         COMMON  471109108   1882     72400    SH               SOLE                  72400   0      0
K Swiss Inc.                        COMMON  482686102   4579    179200    SH               SOLE                 179200   0      0
Lowes Companies Inc.                COMMON  548661107   1429     35000    SH               SOLE                  35000   0      0
Lucent Technologies Inc.            COMMON  549463107    147    100000    SH               SOLE                 100000   0      0
MedImmune Inc                       COMMON  584699102   1037     31600    SH               SOLE                  31600   0      0
Mentor Graphics Corp.               COMMON  587200106   1208    135081    SH               SOLE                 135081   0      0
Omnivision Technologies Inc         COMMON  682128103    402     19400    SH               SOLE                  19400   0      0
Polo Ralph Lauren                   COMMON  731572103   2510    109600    SH               SOLE                 109600   0      0
Providian Financial Corp.           COMMON  74406A102   3498    533300    SH               SOLE                 533300   0      0
Red Robin Gourmet Burgers Inc       COMMON  75689M101    952     71600    SH               SOLE                  71600   0      0
Renaissance Re Holdings Ltd         COMMON  2778429     6825    170400    SH               SOLE                 170400   0      0
Retek Inc                           COMMON  76128Q109   2423    420000    SH               SOLE                 420000   0      0
Roxi Inc                            COMMON  780008108    388     62500    SH               SOLE                  62500   0      0
Ryland Group Inc.                   COMMON  783764103     95      2200    SH               SOLE                   2200   0      0
Stride Rite Corp.                   COMMON  863314100    255     30000    SH               SOLE                  30000   0      0
The Pepsi Bottling Group            COMMON  693506107    520     29000    SH               SOLE                  29000   0      0
Ultratech Stepper Inc.              COMMON  904034105   5011    419300    SH               SOLE                 419300   0      0
Veeco Instruments Inc.              COMMON  922417100   1190     76900    SH               SOLE                  76900   0      0
WR Berkley Corp                     COMMON  84423102    2134     49800    SH               SOLE                  49800   0      0
Wachovia Corp.                      COMMON  929903102    852     25000    SH               SOLE                  25000   0      0
Weight Watchers International       COMMON  948626106    470     10200    SH               SOLE                  10200   0      0
Wolverine World Wide Inc.           COMMON  978097103   1886    112600    SH               SOLE                 112600   0      0
aQuantive Inc                       COMMON  03839G105    172     38700    SH               SOLE                  38700   0      0
iShares NASDAQ Biotechnology Index  COMMON  464287556   3584     70000    SH               SOLE                  70000   0      0
                                                       70598

02717.0005 #404997